                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2005

Check here if Amendment [ ]; Amendment Number:  _____
   This Amendment (Check only one):                        [ ] is a restatement.
                                                           [ ] adds new holdings
                                                               entries.

Institutional Investment Manager Filing this Report:

Name:    Canvas Capital Management, L.P.
Address: 101 California Street, Suite 4325
         San Francisco, CA 94111

Form 13F File Number:  _______ (not yet assigned)

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Peter Nussbaum
Title:            Authorized Person
Phone:            203-890-2094

Signature, Place, and Date of Signing:

  /s/ Peter Nussbaum          Stamford, Connecticut          February 14, 2006
----------------------      -------------------------      ---------------------
      [Signature]                 [City, State]                    [Date]
Report type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this report manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holding are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                                 2
                                                         ------------

Form 13F Information Table Entry Total:                           23*
                                                         ------------

Form 13F Information Table Value Total:                   $   85,381
                                                         ------------
                                                          (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

    No.           Form 13F File Number         Name
     1            28-5608                      S.A.C. Capital Management, LLC
    ---           -------------
     2            28-4043                      S.A.C. Capital Advisors, LLC
    ---           -------------


* Positions that are exempt from reporting under Special Instruction 9 to the Form 13F are excluded. However, positions that would not be exempt when aggregated with positions of the same security held by the Other Included Managers are listed herein.

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SAC 13F PROCESSING - 13F REPORT FOR BUS DATE 12/31/2005 AND
REPORT GROUP CANVAS

                                                    VALUE     SHRS OR  SHR/ PUT/  INVESTMENT     OTHER        VOTING AUTHORIZED
  NAME OF ISSUER      TITLE OF CLASS    CUSIP     (x$1000)    PRN AMT  PRN  CALL  DISCRETION    MANAGER            SHARES
------------------    --------------   --------   --------    -------  ---  ----  ----------    --------    ----------------------
ANALOG DEVICES INC    Common           032654105     2,152      60,000 Shrs       Shared-Defined  1,2                60,000
APPLIED MICRO
 CIRCUITS CORP        Common           03822W109     1,542     600,000 Shrs       Shared-Defined  1,2               600,000
CADENCE DESIGN
 SYSTEM INC           Common           127387108     1,946     115,000 Shrs       Shared-Defined  1,2               115,000
CHUNGHWA TELECOM
 CO LTD               Common           17133Q205     3,670     200,000 Shrs       Shared-Defined  1,2               200,000
COGENT INC            Common           19239Y108     2,268     100,000 Shrs       Shared-Defined  1,2               100,000
COGNIZANT TECHNOLOGY
 SOLUTIO              Common           192446102     5,035     100,000 Shrs       Shared-Defined  1,2               100,000
COGNOS INC            Common           19244C109     6,942     200,000 Shrs       Shared-Defined  1,2               200,000
EBAY INC              Common           278642103     4,325     100,000 Shrs       Shared-Defined  1,2               100,000
FINISAR               Common           31787A101     1,768     850,000 Shrs       Shared-Defined  1,2               850,000
INTEGRATED DEVICE
 TECHNOLOGY           Common           458118106     7,249     550,000 Shrs       Shared-Defined  1,2               550,000
INTERSIL CORP         Common           46069S109     7,464     300,000 Shrs       Shared-Defined  1,2               300,000
LSI LOGIC CORP        Common           502161102        80      10,000 Shrs       Shared-Defined  1,2                10,000
MAGMA DESIGN
 AUTOMATION           Common           559181102     1,514     180,000 Shrs       Shared-Defined  1,2               180,000
MOTOROLA INC          Common           620076109     9,036     400,000 Shrs       Shared-Defined  1,2               400,000
NETGEAR INC           Common           64111Q104     6,738     350,000 Shrs       Shared-Defined  1,2               350,000
NOVELL INC            Common           670006105     2,208     250,000 Shrs       Shared-Defined  1,2               250,000
O2MICRO INTERNATIONAL
 LTD                  Common           67107W100       764      75,000 Shrs       Shared-Defined  1,2                75,000
REDBACK NETWORKS INC  Common           757209507     5,624     400,000 Shrs       Shared-Defined  1,2               400,000
SONUS NETWORKS INC    Common           835916107       744     200,000 Shrs       Shared-Defined  1,2               200,000
SUNTECH PWR HLDGS
 CO LTD               Common           86800C104     1,363      50,000 Shrs       Shared-Defined  1,2                50,000
TESSERA TECHNOLOGIES
 INC                  Common           88164L100     2,456      95,000 Shrs       Shared-Defined  1,2                95,000
WIND RIVER SYSTEMS
 INC                  Common           973149107     4,431     300,000 Shrs       Shared-Defined  1,2               300,000
NASDAQ 100 TR         Option           631100904     6,062     150,000      Call  Shared-Defined  1,2               150,000